Consolidated Statements of Operations - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Condensed Consolidated Statements of Operations (Unaudited)
Revenues (gross billings of 110.7 million and 70.9 million less worksite employee payroll cost of 94.8 million and 60.4 million, respectively)	$ 53,436,000	$ 34,959,000
Cost of revenue	41,046,000	29,458,000
Gross profit	3,300,000	5,500,000
Operating expenses:
Salaries, wages and payroll taxes	7,702,000	5,383,000
Share-based compensation - general and administrative	632,000	363,000
Commissions	2,732,000	1,594,000
Professional fees	3,918,000	2,078,000
Software development	1,209,000	3,828,000
Marketing and advertising	1,208,000	547,000
General and administrative	3,823,000	3,005,000
Depreciation and amortization	839,000	274,000
Total operating expenses	22,063,000	17,072,000
Operating Loss	(9,673,000)	(11,572,000)
Other income
Interest expense	(8,507,000)	(1,751,000)
Loss on debt extinguishment	(3,927,000)
Change in fair value of derivative	2,569,000
Gain (Loss) associated with note defaults, net	811,000	(3,500,000)
Total Other income (expense)	(9,054,000)	(5,251,000)
Net Loss	$ (18,700,000)	$ (16,823,000)
Net loss per common share
Basic and diluted	$ (22.90)	$ (23.36)
Weighted average number of common shares
Basic and diluted	817,720	720,253